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Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
 MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
 TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
 BqO0e8NQWqwwhDwiH4y+kRwRKS44hEi0WutGLsmp7oG6uZXpdcVTqci8CozYbkqK
 nI8AmGMfXIna084/BscKwQ==

<SEC-DOCUMENT>0001298596-06-000021.txt : 20060725
<SEC-HEADER>0001298596-06-000021.hdr.sgml : 20060725
<ACCEPTANCE-DATETIME>20060725151407
ACCESSION NUMBER:		0001298596-06-000021
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20060630
FILED AS OF DATE:		20060725
DATE AS OF CHANGE:		20060725
EFFECTIVENESS DATE:		20060725

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		06978885

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/06
Check here if Amendment [ X ]; Amendment Number: ___1__

This Amendment (Check only one.):
   [ X ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 111
Form 13F Information Table Value Total: $148,350
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

3M Co                          COM              88579Y101     1238 15324.8974SH      SOLE               15324.8974
AZCO Mining Inc                COM              054774104       11 10000.0000SH      SOLE               10000.0000
Abbott Laboratories            COM              002824100      987 22643.1704SH      SOLE               22643.1704
Air Products and Chemicals Inc COM              009158106     1226 19183.6810SH      SOLE               19183.6810
Alltel Corp                    COM              020039103      979 15337.0202SH      SOLE               15337.0202
Altria Group Inc               COM              02209S103     2041 27799.7371SH      SOLE               27799.7371
American Express Co            COM              025816109      653 12275.8160SH      SOLE               12275.8160
American Int'l Group Inc       COM              026874107      956 16192.4276SH      SOLE               16192.4276
American Locker Group Inc      COM              027284108      288 57605.0000SH      SOLE               57605.0000
Amerisource-Bergen Corp        COM              03073E105     1656 39507.4264SH      SOLE               39507.4264
Astoria Financial Corp         COM              046265104      817 26826.3923SH      SOLE               26826.3923
Automatic Data Processing Inc  COM              053015103     2003 44172.3156SH      SOLE               44172.3156
BP PLC                         COM              055622104      346 4976.1640SH       SOLE                4976.1640
Bank of America Corp           COM              060505104     8537 177482.2080SH     SOLE              177482.2080
Barr Pharmaceuticals Inc       COM              068306109      810 16988.0000SH      SOLE               16988.0000
Bear Stearns Companies Inc     COM              073902108      376 2681.9210SH       SOLE                2681.9210
Brandywine Realty Trust        COM              105368203     1883 58540.8280SH      SOLE               58540.8280
Caterpillar Inc                COM              149123101      789 10587.9167SH      SOLE               10587.9167
ChevronTexaco Corp             COM              166764100     5004 80635.5610SH      SOLE               80635.5610
Chubb Corp                     COM              171232101     1222 24481.1762SH      SOLE               24481.1762
Cisco Systems Inc              COM              17275R102      868 44463.0000SH      SOLE               44463.0000
Citigroup Inc                  COM              172967101     4203 87103.8138SH      SOLE               87103.8138
Cohen & Steers REIT & Preferre COM              19247x100      969 35740.8798SH      SOLE               35740.8798
Colgate-Palmolive Co           COM              194162103      813 13579.5853SH      SOLE               13579.5853
Commerce Bank Inc              COM              200519106     1281 35902.9570SH      SOLE               35902.9570
ConocoPhillips                 COM              20825C104     2840 43343.0939SH      SOLE               43343.0939
Costco Wholesale Corp          COM              22160K105      893 15636.3810SH      SOLE               15636.3810
Dominion Resources Inc         COM              25746U109     1435 19190.2910SH      SOLE               19190.2910
Duke Energy Corp New           COM              26441c105     1610 54830.7760SH      SOLE               54830.7760
Duquesne Light Holdings Inc    COM              266233105      753 45787.5904SH      SOLE               45787.5904
Electronic Arts Inc            COM              285512109      341 7925.0000SH       SOLE                7925.0000
Exxon Mobil Corp               COM              30231G102     4402 71747.3887SH      SOLE               71747.3887
Fannie Mae                     COM              313586109      291 6042.6255SH       SOLE                6042.6255
FedEx Corp                     COM              31428X106     1932 16530.0755SH      SOLE               16530.0755
First Data Corp                COM              319963104      740 16419.1739SH      SOLE               16419.1739
Flextronics Int'l Ltd          COM              Y2573F102      491 46240.0000SH      SOLE               46240.0000
Forest Laboratories Inc        COM              345838106      485 12540.0000SH      SOLE               12540.0000
Fortune Brands Inc             COM              349631101      746 10506.9582SH      SOLE               10506.9582
Fulton Financial Corp          COM              360271100      303 19059.0000SH      SOLE               19059.0000
General Electric Co            COM              369604103     2649 80376.2448SH      SOLE               80376.2448
HCC Insurance Holdings Inc.    COM              404132102     1387 47109.3878SH      SOLE               47109.3878
Harley-Davidson Inc            COM              412882108      287 5228.1414SH       SOLE                5228.1414
Harte Hanks Inc                COM              416196103      775 30237.9250SH      SOLE               30237.9250
Hershey Foods Corp             COM              427866108      344 6253.9771SH       SOLE                6253.9771
Home Depot Inc                 COM              437076102     1124 31418.6540SH      SOLE               31418.6540
Honeywell International Inc    COM              438516106      591 14673.8395SH      SOLE               14673.8395
IShares Inc MSCI Japan Index   COM              92923h889      411 30107.2350SH      SOLE               30107.2350
Illinois Tool Works Inc        COM              452308109      951 20028.9036SH      SOLE               20028.9036
Ingersoll-Rand Co. Cl A        COM              014131418     2733 63893.6541SH      SOLE               63893.6541
Intel Corp                     COM              458140100      742 39044.3535SH      SOLE               39044.3535
International Business Machine COM              459200101      286 3722.8220SH       SOLE                3722.8220
JP Morgan Chase & Co           COM              46625H100     1117 26590.3148SH      SOLE               26590.3148
Johnson & Johnson Inc          COM              478160104     2122 35407.9707SH      SOLE               35407.9707
Kimberly-Clark Corp            COM              494368103      402 6518.4725SH       SOLE                6518.4725
Kinder Morgan Energy Partners  COM              494550106     1534 33387.4059SH      SOLE               33387.4059
Kinder Morgan Inc              COM              49455P101      940 9409.4950SH       SOLE                9409.4950
L-3 Communications Holdings In COM              502424104      248 3290.4380SH       SOLE                3290.4380
Legg Mason Inc                 COM              524901105     1641 16485.0000SH      SOLE               16485.0000
Lowe's Cos Inc                 COM              540424108      688 11332.9639SH      SOLE               11332.9639
Mack-Cali Realty Corp          COM              554489104      302 6575.0000SH       SOLE                6575.0000
Manitowoc Company Inc          COM              563571108      725 16288.3468SH      SOLE               16288.3468
Marsh & McLennan Cos           COM              571748102      325 12092.9852SH      SOLE               12092.9852
Masco Corp                     COM              574599106     1171 39502.3285SH      SOLE               39502.3285
Medtronic Inc                  COM              585055106     3434 73196.5645SH      SOLE               73196.5645
Microsoft Corp                 COM              594918104     1242 53302.5539SH      SOLE               53302.5539
Military Resale Group          COM              599788106        2 295750.0000SH     SOLE              295750.0000
Moog Inc                       COM              615394202     1166 34076.0000SH      SOLE               34076.0000
Mylan Laboratories Inc         COM              628530107     1732 86592.7022SH      SOLE               86592.7022
Nabors Industries Ltd          COM              G6359F103      905 26775.0000SH      SOLE               26775.0000
Nestle SA                      COM              641069406      589 7515.0000SH       SOLE                7515.0000
New York Community Bancorp Inc COM              649445103     1246 75456.1721SH      SOLE               75456.1721
Nokia Oyj                      COM              654902204      264 13016.4350SH      SOLE               13016.4350
PPL Corp                       COM              69351t106      694 21486.3778SH      SOLE               21486.3778
Pennsylvania Commerce Bancorp  COM              708677109    15801 493767.0637SH     SOLE              493767.0637
Pepsico Inc                    COM              713448108     4086 68058.3316SH      SOLE               68058.3316
Pfizer Inc                     COM              717081103     2063 87894.5182SH      SOLE               87894.5182
Praxair Inc                    COM              74005P104     1330 24632.0570SH      SOLE               24632.0570
Procter & Gamble Co            COM              742718109     1627 29270.0444SH      SOLE               29270.0444
Provident Bankshares Corp      COM              743859100      269 7378.6900SH       SOLE                7378.6900
Quest Diagnostics Inc          COM              74834L100     1172 19563.9661SH      SOLE               19563.9661
Rite Aid Corp                  COM              767754104      736 173631.7477SH     SOLE              173631.7477
Royal Bank of Canada           COM              780087102     1092 26834.2500SH      SOLE               26834.2500
Sealed Air Corp                COM              81211K100      749 14385.4367SH      SOLE               14385.4367
Sirius Satellite Radio Inc     COM              82966U103       63 13270.0000SH      SOLE               13270.0000
Startek Inc                    COM              85569C107      338 22636.3278SH      SOLE               22636.3278
Stryker Corp                   COM              863667101      762 18094.9763SH      SOLE               18094.9763
SunTrust Banks Inc             COM              867914103     1207 15830.1431SH      SOLE               15830.1431
Sysco Corp                     COM              871829107      672 21979.0598SH      SOLE               21979.0598
T Rowe Price Group Inc         COM              74144T108     2388 63145.3257SH      SOLE               63145.3257
Target Corp                    COM              87612E106      836 17112.4048SH      SOLE               17112.4048
Teva Pharmaceutical Industries COM              881624209      893 28269.1510SH      SOLE               28269.1510
Texas Instruments Inc          COM              882508104      516 17046.5382SH      SOLE               17046.5382
Thermo Electron Corp           COM              883556102      570 15715.0000SH      SOLE               15715.0000
Thornburg Mortgage Inc         COM              885218107      241 8656.5523SH       SOLE                8656.5523
UBS AG - Old                   COM              3600910        306 2800.0000SH       SOLE                2800.0000
UBS AG - Old                   COM              H8920M855     1119 10204.2560SH      SOLE               10204.2560
UGI Corporation                COM              902681105     1340 54445.1638SH      SOLE               54445.1638
United Parcel Service Inc      COM              911312106     2148 26095.2316SH      SOLE               26095.2316
United Technologies Corp       COM              913017109     2216 34944.0925SH      SOLE               34944.0925
Verizon Communications         COM              92343V104     1046 31220.8339SH      SOLE               31220.8339
Vitasti Inc                    COM              92848n102        1 15000.0000SH      SOLE               15000.0000
Vornado Realty Trust           COM              929042109      798 8175.5727SH       SOLE                8175.5727
Wachovia Corp                  COM              929903102      324 5984.0738SH       SOLE                5984.0738
Wal-Mart Stores Inc            COM              931142103      234 4857.6798SH       SOLE                4857.6798
Walgreen Co                    COM              931422109     1099 24519.3264SH      SOLE               24519.3264
Washington Mutual Inc          COM              939322103     3017 66201.9574SH      SOLE               66201.9574
WellPoint Inc.                 COM              94973v107     1118 15357.0000SH      SOLE               15357.0000
Wells Fargo & Co               COM              949746101      297 4429.3180SH       SOLE                4429.3180
Whole Foods Market Inc         COM              966837106      501 7753.9090SH       SOLE                7753.9090
Zimmer Holdings Inc            COM              98956P102     1464 25810.0020SH      SOLE               25810.0020
iShares MSCI Canada Index Fund COM              464286509     1919 80818.0090SH      SOLE               80818.0090

</SEC-DOCUMENT>
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